UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 17, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Entry Total:       $164,829,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm Inc               COM              000886101       56    19000 SH       SOLE                                      19000
Abbott Labs                    COM              002824100     2491    53459 SH       SOLE                                      53459
American Intl Group            COM              026874107      301     4546 SH       SOLE                                       4546
Amgen Inc                      COM              031162100      608     9832 SH       SOLE                                       9832
Anglogold Ltd                  COM              023120108     1520    32550 SH       SOLE                                      32550
Assoc Banc-Corp                COM              045487105     2045    47784 SH       SOLE                                      47784
BP PLC - frmly BP Amoco PLC    COM              055622104     5444   110304 SH       SOLE                                     110304
Bank One Corp                  COM              059438101      706    15494 SH       SOLE                                      15494
Bank of Hawaii Corp fmly Pacif COM              062540109      219     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      400    14133 SH       SOLE                                      14133
Bristol Myers Squibb           COM              110122108     1260    44060 SH       SOLE                                      44060
CVS Corp                       COM              585745102     1948    53931 SH       SOLE                                      53931
Cardinal Health                COM              14149Y108      658    10751 SH       SOLE                                      10751
ChevronTexaco Corp             COM              166764100     3591    41571 SH       SOLE                                      41571
Cisco Systems                  COM              17275R102     3603   148685 SH       SOLE                                     148685
Citigroup Inc                  COM              172967101     2742    56499 SH       SOLE                                      56499
Computer Sciences              COM              205363104      268     6050 SH       SOLE                                       6050
Concord EFS Inc.               COM              206197105      175    11800 SH       SOLE                                      11800
ConocoPhillips - 9/02 frmly Ph COM              20825c104     3405    51926 SH       SOLE                                      51926
Developers Diversified Rlty    COM              251591103      952    28350 SH       SOLE                                      28350
Dominion Resources             COM              25746u109     3249    50907 SH       SOLE                                      50907
Duke Realty Corp               COM              264411505     1517    48946 SH       SOLE                                      48946
Eli Lilly & Co Com             COM              532457108      825    11725 SH       SOLE                                      11725
Emerson Elec                   COM              291011104     3049    47091 SH       SOLE                                      47091
Exxon Mobil Corp               COM              30231g102     6782   165410 SH       SOLE                                     165410
First American Bankshares      COM                             688     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2900    32525 SH       SOLE                                      32525
General Electric               COM              369604103     7253   234107 SH       SOLE                                     234107
General Mills                  COM              370334104     2834    62570 SH       SOLE                                      62570
Genuine Parts                  COM              372460105      596    17967 SH       SOLE                                      17967
Goldcorp Inc                   COM              380956409      449    28140 SH       SOLE                                      28140
Hancock John Finl Svcs         COM              41014s106      206     5500 SH       SOLE                                       5500
Harmony Gold Mining            COM              413216300      742    45715 SH       SOLE                                      45715
Health Care Realty Tr.         COM              421946104     5002   139920 SH       SOLE                                     139920
Heinz H.J. Co                  COM              423074103      579    15890 SH       SOLE                                      15890
Hewlett Packard                COM              428236103      403    17550 SH       SOLE                                      17550
Home Depot                     COM              437076102      971    27355 SH       SOLE                                      27355
IBM Corp                       COM              459200101     2686    28985 SH       SOLE                                      28985
Illinois Tool Works            COM              452308109     2041    24323 SH       SOLE                                      24323
Intel Corp                     COM              458140100     4498   140349 SH       SOLE                                     140349
Johnson&Johnson                COM              478160104     5642   109220 SH       SOLE                                     109220
Kellogg Co                     COM              487836108      983    25825 SH       SOLE                                      25825
Kimberly Clark                 COM              494368103      493     8350 SH       SOLE                                       8350
Kraft Foods Inc Cl A           COM              50075n104      568    17640 SH       SOLE                                      17640
Liberty Property               COM              531172104     4782   122940 SH       SOLE                                     122940
Marshall & Ilsley              COM              571834100     4755   124324 SH       SOLE                                     124324
Masco Corp                     COM              574599106     2298    83825 SH       SOLE                                      83825
McDonald's Corp                COM              580135101      516    20796 SH       SOLE                                      20796
McGraw-Hill                    COM              580645109      486     6954 SH       SOLE                                       6954
Medco Health Solutions 8/03 Sp COM              58705u109      221     6500 SH       SOLE                                       6500
Merck & Co                     COM              589331107     2394    51810 SH       SOLE                                      51810
Microsoft Corp                 COM              594918104     2278    83246 SH       SOLE                                      83246
Modine Mfg Co                  COM              607828100      442    16400 SH       SOLE                                      16400
Newmont Mining Corp            COM              802176107     2015    41450 SH       SOLE                                      41450
Nokia Corp Spons ADR           COM              654902204      542    31900 SH       SOLE                                      31900
Northern Border Partners L P   COM              664785102     3209    81725 SH       SOLE                                      81725
Northern States Financial Corp COM              665751103      265     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102      884    25800 SH       SOLE                                      25800
Pepsico, Inc.                  COM              713448108     3480    74643 SH       SOLE                                      74643
Pfizer Inc                     COM              717081103     5249   148585 SH       SOLE                                     148585
Plum Creek Timber Co. Inc.     COM              729251108     3209   105380 SH       SOLE                                     105380
Procter & Gamble               COM              742718109     1934    19367 SH       SOLE                                      19367
Royal Dutch Petro              COM              780257705     2520    48100 SH       SOLE                                      48100
SBC Commun Inc.                COM              78387G103     1431    54879 SH       SOLE                                      54879
Schlumberger                   COM              806857108     2931    53558 SH       SOLE                                      53558
Suncor Energy Inc              COM              867229106     3050   121723 SH       SOLE                                     121723
Sysco Corp                     COM              871829107     5295   142230 SH       SOLE                                     142230
Tribune Co                     COM              896047107     2371    45943 SH       SOLE                                      45943
U.S. Bancorp                   COM              902973304     4142   139084 SH       SOLE                                     139084
Union Pacific                  COM              907818108      438     6300 SH       SOLE                                       6300
United Tech Corp               COM              913017109      322     3400 SH       SOLE                                       3400
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3226    91957 SH       SOLE                                      91957
Vodafone Group PLC             COM              92857w100      331    13215 SH       SOLE                                      13215
Wal Mart Stores                COM              931142103     1656    31207 SH       SOLE                                      31207
Walgreen Co                    COM              931422109     4949   136036 SH       SOLE                                     136036
Wells Fargo                    COM              949746101     3757    63800 SH       SOLE                                      63800
Wisconsin Energy               COM              976657106      212     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     1886    44430 SH       SOLE                                    32965